INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax expense	$ 0	$ 0
Net operating loss carryforwards, research and development tax credits and accrued expenses
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	26,423,000	$ 21,566,000
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	218,908,000
NOLs not subject to expiration	201,538,000
Federal | Research and Development
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	6,229,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	172,082,000
State | Research and Development
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 1,303,000